Supplemental Condensed Consolidating Financial Statements 10K (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Supplemental Condensed Consolidating Financial Statements [Abstract]
Balance Sheet
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$25,379	$215	$–	$25,594
Accounts receivable	2,975	3,797	–	6,772
Inventories	28,196	11,149	–	39,345
Income tax receivable	112,739	–	(110,917)	1,822
Deferred income taxes	20,760	9,314	–	30,074
Other current assets	12,455	4,538	–	16,993
Total current assets	202,504	29,013	(110,917)	120,600

Property and equipment, net	679,413	231,485	–	910,898
Goodwill	9,022	–	–	9,022
Investment in subsidiaries	206,244	–	(206,244)	–
Due from/(to) subsidiaries	74,813	252,080	(326,893)	–
Other assets	46,649	21,971	–	68,620
Total assets	$1,218,645	$534,549	$(644,054)	$1,109,140

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$21,070	$7,571	$–	$28,641
Accrued and other current liabilities	51,586	33,220	–	84,806
Current maturities of long-term debt,
including capital leases	(339)	10,327	–	9,988
Income tax payable	–	110,917	(110,917)	–
Total current liabilities	72,317	162,035	(110,917)	123,435

Long-term debt and capital leases,
less current maturities	235,721	62,988	–	298,709
Deferred income taxes	7,334	12,524	–	19,858
Due to/(from) subsidiaries	252,080	74,813	(326,893)	–
Other deferred liabilities	105,272	15,945	–	121,217
Total liabilities	672,724	328,305	(437,810)	563,219

Shareholders' equity:
Common stock	$621	$–	$–	$621
Capital in excess of par value	72,281	–	–	72,281
Retained earnings	486,516	206,244	(206,244)	486,516
Accumulated other comprehensive loss	(13,497)	–	–	(13,497)
Total shareholders' equity	545,921	206,244	(206,244)	545,921

Total liabilities & shareholders' equity	$1,218,645	$534,549	$(644,054)	$1,109,140

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF JUNE 5, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$47,986	$198	$–	$48,184
Accounts receivable	2,234	2,466	–	4,700
Inventories	20,896	8,134	–	29,030
Income tax receivable	97,290	–	(96,453)	837
Deferred income taxes	19,030	8,104	–	27,134
Other current assets	15,216	3,167	–	18,383
Total current assets	202,652	22,069	(96,453)	128,268

Property and equipment, net	727,379	239,226	–	966,605
Goodwill	7,989	–	–	7,989
Investment in subsidiaries	204,386	–	(204,386)	–
Due from/(to) subsidiaries	78,799	245,257	(324,056)	–
Other assets	47,144	23,531	–	70,675
Total assets	$1,268,349	$530,083	$(624,895)	$1,173,537

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$28,302	$6,646	$–	$34,948
Accrued and other current liabilities	55,301	29,521	–	84,822
Current maturities of long-term debt,
including capital leases	(344)	12,798	–	12,454
Income tax payable	–	96,453	(96,453)	–
Total current liabilities	83,259	145,418	(96,453)	132,224

Long-term debt and capital leases,
less current maturities	246,892	67,317	–	314,209
Deferred income taxes	20,910	16,657	–	37,567
Due to/(from) subsidiaries	245,257	78,799	(324,056)	–
Other deferred liabilities	95,807	17,506	–	113,313
Total liabilities	692,125	325,697	(420,509)	597,313

Shareholders' equity:
Common stock	$640	$–	$–	$640
Capital in excess of par value	90,856	–	–	90,856
Retained earnings	498,985	204,386	(204,386)	498,985
Accumulated other comprehensive loss	(14,257)	–	–	(14,257)
Total shareholders' equity	576,224	204,386	(204,386)	576,224

Total liabilities & shareholders' equity	$1,268,349	$530,083	$(624,895)	$1,173,537

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF JUNE 5, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$47,986	$198	$–	$48,184
Accounts receivable	2,234	2,466	–	4,700
Inventories	20,896	8,134	–	29,030
Income tax receivable	97,290	–	(96,453)	837
Deferred income taxes	19,030	8,104	–	27,134
Other current assets	15,216	3,167	–	18,383
Total current assets	202,652	22,069	(96,453)	128,268

Property and equipment, net	727,379	239,226	–	966,605
Goodwill	7,989	–	–	7,989
Investment in subsidiaries	204,386	–	(204,386)	–
Due from/(to) subsidiaries	78,799	245,257	(324,056)	–
Other assets	47,144	23,531	–	70,675
Total assets	$1,268,349	$530,083	$(624,895)	$1,173,537

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$28,302	$6,646	$–	$34,948
Accrued and other current liabilities	55,301	29,521	–	84,822
Current maturities of long-term debt,
including capital leases	(344)	12,798	–	12,454
Income tax payable	–	96,453	(96,453)	–
Total current liabilities	83,259	145,418	(96,453)	132,224

Long-term debt and capital leases,
less current maturities	246,892	67,317	–	314,209
Deferred income taxes	20,910	16,657	–	37,567
Due to/(from) subsidiaries	245,257	78,799	(324,056)	–
Other deferred liabilities	95,807	17,506	–	113,313
Total liabilities	692,125	325,697	(420,509)	597,313

Shareholders' equity:
Common stock	$640	$–	$–	$640
Capital in excess of par value	90,856	–	–	90,856
Retained earnings	498,985	204,386	(204,386)	498,985
Accumulated other comprehensive loss	(14,257)	–	–	(14,257)
Total shareholders' equity	576,224	204,386	(204,386)	576,224

Total liabilities & shareholders' equity	$1,268,349	$530,083	$(624,895)	$1,173,537

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF MAY 31, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$9,490	$232	$–	$9,722
Accounts receivable	3,360	4,171	–	7,531
Inventories	24,619	9,851	–	34,470
Income tax receivable	72,608	–	(69,531)	3,077
Deferred income taxes	10,246	4,183	–	14,429
Other current assets	11,308	2,829	–	14,137
Total current assets	131,631	21,266	(69,531)	83,366

Property and equipment, net	779,718	251,433	–	1,031,151
Goodwill	1,440	14,131	–	15,571
Investment in subsidiaries	225,054	–	(225,054)	–
Due from/(to) subsidiaries	46,861	232,161	(279,022)	–
Other assets	41,924	15,014	–	56,938
Total assets	$1,226,628	$534,005	$(573,607)	$1,187,026

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$24,693	$5,114	$–	$29,807
Accrued and other current liabilities	48,650	25,777	–	74,427
Current maturities of long-term debt,
including capital leases	–	15,090	–	15,090
Income tax payable	–	69,531	(69,531)	–
Total current liabilities	73,343	115,512	(69,531)	119,324

Long-term debt and capital leases,
less current maturities	221,630	107,554	–	329,184
Deferred income taxes	20,396	22,527	–	42,923
Due to/(from) subsidiaries	232,161	46,861	(279,022)	–
Other deferred liabilities	87,385	16,497	–	103,882
Total liabilities	634,915	308,951	(348,553)	595,313

Shareholders' equity:
Common stock	$651	$–	$–	$651
Capital in excess of par value	104,941	–	–	104,941
Retained earnings	499,173	225,054	(225,054)	499,173
Accumulated other comprehensive loss	(13,052)	–	–	(13,052)
Total shareholders' equity	591,713	225,054	(225,054)	591,713

Total liabilities & shareholders' equity	$1,226,628	$534,005	$(573,607)	$1,187,026

Operations
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
THIRTEEN WEEKS ENDED DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$220,193	$82,560	$–	$302,753
Franchise revenue	41	1,439	–	1,480
	220,234	83,999	–	304,233

Operating costs and expenses:
Cost of merchandise	61,388	22,909	–	84,297
Payroll and related costs	73,437	29,351	–	102,788
Other restaurant operating costs	48,027	18,969	–	66,996
Depreciation	11,201	3,919	–	15,120
Selling, general, and administrative	25,381	13,577	–	38,958
Intercompany selling, general and
administrative allocations	16,442	(16,442)	–	–
Closures and impairments	17,643	608	–	18,251
Equity in earnings of subsidiaries	(8,854)	–	8,854	–
Interest expense, net	5,757	1,424	–	7,181
Intercompany interest expense/(income)	3,435	(3,435)	–	–
Gain on extinguishment of debt	(571)	–	–	(571)
	253,286	70,880	8,854	333,020

(Loss)/income before income taxes	(33,052)	13,119	(8,854)	(28,787)
(Benefit)/provision for income taxes	(17,984)	4,265	–	(13,719)

Net (loss)/income	$(15,068)	$8,854	$(8,854)	$(15,068)

Other comprehensive income:
Pension liability reclassification, net of tax	380	–	–	380

Total comprehensive (loss)/income	$(14,688)	$8,854	$(8,854)	$(14,688)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
TWENTY-SIX WEEKS ENDED DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$462,916	$171,102	$–	$634,018
Franchise revenue	133	3,003	–	3,136
	463,049	174,105	–	637,154

Operating costs and expenses:
Cost of merchandise	127,172	46,650	–	173,822
Payroll and related costs	151,536	60,486	–	212,022
Other restaurant operating costs	96,039	38,113	–	134,152
Depreciation	22,665	7,847	–	30,512
Selling, general, and administrative	54,808	27,579	–	82,387
Intercompany selling, general, and
administrative allocations	34,484	(34,484)	–	–
Closures and impairments	18,507	868	–	19,375
Equity in earnings of subsidiaries	(20,814)	–	20,814	–
Interest expense, net	11,057	2,914	–	13,971
Intercompany interest expense/(income)	6,822	(6,822)	–	–
Gain on extinguishment of debt	(571)	–	–	(571)
	501,705	143,151	20,814	665,670

(Loss)/income before income taxes	(38,656)	30,954	(20,814)	(28,516)
(Benefit)/provision for income taxes	(26,187)	10,140	–	(16,047)

Net (loss)/income	$(12,469)	$20,814	$(20,814)	$(12,469)

Other comprehensive income:
Pension liability reclassification, net of tax	761	–	–	761

Total comprehensive (loss)/income	$(11,708)	$20,814	$(20,814)	$(11,708)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
THIRTEEN WEEKS ENDED NOVEMBER 29, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$221,244	$84,911	$–	$306,155
Franchise revenue	37	1,213	–	1,250
	221,281	86,124	–	307,405

Operating costs and expenses:
Cost of merchandise	66,090	25,472	–	91,562
Payroll and related costs	74,196	31,618	–	105,814
Other restaurant operating costs	45,850	18,951	–	64,801
Depreciation	12,175	4,239	–	16,414
Selling, general, and administrative	16,693	8,717	–	25,410
Intercompany selling, general, and
administrative allocations	16,598	(16,598)	–	–
Closures and impairments	659	(6)	–	653
Equity in earnings of subsidiaries	(9,161)	–	9,161	–
Interest expense, net	2,430	2,068	–	4,498
Intercompany interest expense/(income)	3,251	(3,251)
	228,781	71,210	9,161	309,152

(Loss)/income before income taxes	(7,500)	14,914	(9,161)	(1,747)
(Benefit)/provision for income taxes	(5,499)	5,753	–	254

Net (loss)/income	$(2,001)	$9,161	$(9,161)	$(2,001)

Other comprehensive income:
Pension liability reclassification, net of tax	308	–	–	308

Total comprehensive (loss)/income	$(1,693)	$9,161	$(9,161)	$(1,693)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
TWENTY-SIX WEEKS ENDED NOVEMBER 29, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$458,688	$176,321	$–	$635,009
Franchise revenue	112	2,629	–	2,741
	458,800	178,950	–	637,750

Operating costs and expenses:
Cost of merchandise	136,534	52,603	–	189,137
Payroll and related costs	151,972	64,703	–	216,675
Other restaurant operating costs	94,176	39,362	–	133,538
Depreciation	24,278	8,422	–	32,700
Selling, general, and administrative	35,529	18,268	–	53,797
Intercompany selling, general, and
administrative allocations	34,389	(34,389)	–	–
Closures and impairments	1,091	7	–	1,098
Equity in earnings of subsidiaries	(20,401)	–	20,401	–
Interest expense, net	4,684	4,211	–	8,895
Intercompany interest expense/(income)	6,494	(6,494)	–	–
	468,746	146,693	20,401	635,840

(Loss)/income before income taxes	(9,946)	32,257	(20,401)	1,910
(Benefit)/provision for income taxes	(11,038)	11,856	–	818

Net income/(loss)	$1,092	$20,401	$(20,401)	$1,092

Other comprehensive income:
Pension liability reclassification, net of tax	616	–	–	616

Total comprehensive income	$1,708	$20,401	$(20,401)	$1,708

Cash Flow
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
TWENTY-SIX WEEKS ENDED DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$(15,104)	$27,846	$(12,133)	$609

Investing activities:
Purchases of property and equipment	(14,936)	(3,569)	–	(18,505)
Proceeds from sale-leaseback transactions, net	30,408	–	–	30,408
Proceeds from disposal of assets	885	1,200	–	2,085
Other, net	126	–	–	126
Net cash provided/(used) by investing activities	16,483	(2,369)	–	14,114

Financing activities:
Principal payments on long-term debt	(10,981)	(6,504)	–	(17,485)
Stock repurchases	(20,012)	–	–	(20,012)
Proceeds from exercise of stock options	173	–	–	173
Excess tax benefits from share-based
compensation	11	–	–	11
Intercompany transactions	6,823	(18,956)	12,133	–
Net cash used by financing activities	(23,986)	(25,460)	12,133	(37,313)

(Decrease)/increase in cash and cash equivalents	(22,607)	17	–	(22,590)
Cash and cash equivalents:
Beginning of year	47,986	198	–	48,184
End of year	$25,379	$215	$–	$25,594

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
TWENTY-SIX WEEKS ENDED NOVEMBER 29, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$17,789	$40,250	$(21,054)	$36,985

Investing activities:
Purchases of property and equipment	(14,404)	(6,260)	–	(20,664)
Proceeds from disposal of assets	1,367	160	–	1,527
Insurance proceeds from property claims	1,548	–	–	1,548
Other, net	(293)	–	–	(293)
Net cash used by investing activities	(11,782)	(6,100)	–	(17,882)

Financing activities:
Net payments on revolving credit facility	5,000	–	–	5,000
Principal payments on long-term debt	(13)	(6,632)	–	(6,645)
Stock repurchases	(18,441)	–	–	(18,441)
Proceeds from exercise of stock options	123	–	–	123
Excess tax benefits from share-based
compensation	24	–	–	24
Intercompany transactions	6,495	(27,549)	21,054	–
Net cash used by financing activities	(6,812)	(34,181)	21,054	(19,939)

Decrease in cash and cash equivalents	(805)	(31)	–	(836)
Cash and cash equivalents:
Beginning of year	9,490	232	–	9,722
End of year	$8,685	$201	$–	$8,886